Gain (loss) on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Gain (Loss) On Financial Instruments [Abstract]
Schedule of Gain (loss) on Financial Instruments

	Year-ended December 31,
	2024	2023
Financial Assets
Denarius common shares (Note 7b)	$895	$2,662
Denarius convertible debenture (Note 7b)	2,071	—
Denarius warrants (Note 7b)	(98)	—
Embedded derivative asset in Senior Notes 2029 (Note 10b)	(1,760)	—
Other gain (loss) on financial instruments	4	(1)
	1,112	2,661
Financial Liabilities
Gold Notes (Note 10c)	(20,275)	(8,950)
Convertible Debentures (Note 10d)	565	(1,032)
Unlisted Warrants (Note 13c)	466	401
Listed Warrants (Note 13c)	1,965	(6,158)
	(17,279)	(15,739)
Total	$(16,167)	$(13,078)